Finance Income (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Finance Income
5	FINANCE INCOME

Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Interest from bank deposit	1	2
Gain on Investments	6	13

	7	15